Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 31, 2017	$ 631,000	$ 110,141,000	$ (109,482,000)	$ 1,290,000
Balance, shares at Jul. 31, 2017	63,093,153
Share-based compensation expense - stock options		1,525,000		1,525,000
Share-based compensation expense - restricted stock units		834,000		834,000
Issuance of common stock upon exercise of warrants	$ 49,000	2,583,000		2,632,000
Issuance of common stock upon exercise of warrants, shares	4,914,505
Inducement to exercise warrants		876,000		876,000
Warrant liability removed due to warrant exercise		1,394,000		1,394,000
Stock issued for services	$ 3,000	169,000		172,000
Stock issued for services, shares	240,500
Net loss			(7,442,000)	(7,442,000)
Balance at Jul. 31, 2018	$ 683,000	117,522,000	(116,924,000)	1,281,000
Balance, shares at Jul. 31, 2018	68,248,158
Issuance of common stock in private placements, net	$ 58,000	2,156,000		2,214,000
Issuance of common stock in private placements, net, shares	5,802,927
Share-based compensation expense - stock options		1,387,000		1,387,000
Share-based compensation expense - restricted stock units		1,062,000		1,062,000
Issuance of common stock upon the vesting of restricted stock units	$ 3,000	(3,000)
Issuance of common stock upon the vesting of restricted stock units, shares	281,250
Issuance of common stock upon exercise of warrants	$ 24,000	816,000		840,000
Issuance of common stock upon exercise of warrants, shares	2,399,999
Inducement to exercise warrants		960,000		960,000
Net loss			(6,554,000)	(6,554,000)
Balance at Jul. 31, 2019	$ 768,000	$ 123,900,000	$ (123,478,000)	$ 1,190,000
Balance, shares at Jul. 31, 2019	76,732,334